SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Balances of the VIEs and Short-term investments (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Current Assets:
Cash and cash equivalents		¥ 603,523		¥ 673,669	¥ 661,390	$ 85,004
Restricted cash		20,025		43,122	99,282	2,820
Accounts receivable, net		536,823		488,875	404,469	75,610
Notes receivable, net		77,598		43,332		10,929
Inventories		1,419,396		1,498,900		199,918
Prepayments and other current assets		225,823		282,066		31,807
Total current assets		2,933,331		3,235,825		413,150
Property and equipment, net		34,340		48,497		4,837
Intangible assets, net		2,256		3,267		318
Long-term investments		2,000		2,000		282
Operating lease right-of-use assets		103,799		163,877		14,621
Other non-current assets		13,310		20,348		1,875
Total assets		3,089,036		3,473,814		435,083
Current liabilities
Accounts payable		(1,588,693)		(1,764,849)		(223,763)
Accrued expenses and other current liabilities		(818,295)		(781,271)		(115,255)
Total current liabilities		(2,745,063)		(2,725,110)		(386,635)
Long-term operating lease liabilities		(62,624)		(100,469)		(8,820)
Total liabilities		(2,812,932)		(2,825,579)		$ (396,194)
Net revenues		14,948,129	$ 2,105,399	13,516,698	12,425,902
Total cost and expenses		(15,298,226)	(2,154,710)	(13,887,699)	(13,068,042)
Net (loss) income		(392,693)	(55,311)	(416,878)	(669,810)
Net cash used in operating activities		(447,244)	(62,993)	(23,152)	(688,837)
Net cash used in investing activities		151,743	21,372	(47,173)	60,138
Net cash provided by (used in) financing activities		205,978	$ 29,011	22,735	¥ 74,339
Short-term investments
Impairment on available-for-sale debt securities		¥ 50,143		¥ 205,861
VIEs
Current liabilities
Percentage of consolidated revenues	3.00%